Vista Outdoor Inc. - 10-Q Restructuring (Narrative) (Details) - Vista Outdoor Inc. $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) segment	Mar. 31, 2024 USD ($) segment	Mar. 31, 2024 USD ($)	Mar. 31, 2024 USD ($) reportable_segment	Mar. 31, 2024 USD ($) operating_segment	Mar. 31, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Number of reportable segments	4			4	4
Revelyst
Restructuring Cost and Reserve [Line Items]
Number of reportable segments | segment		3
GEAR Up restructuring costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 3,191	$ 8,279	$ 8,279			$ 0
Minimum | GEAR Up restructuring costs
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges	40,000	40,000	40,000	$ 40,000	$ 40,000
Maximum | GEAR Up restructuring costs
Restructuring Cost and Reserve [Line Items]
Estimated pre-tax restructuring charges	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000